CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Loans receivable, allowance for loan losses	$ 7,655,041	$ 7,669,147
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	15,000,000	15,000,000
Common stock, issued	3,026,557	3,002,616
Preferred Stock, Senior Non-Cumulative Perpetual, Series C
Preferred Stock, par value	$ 1,000	$ 1,000
Preferred Stock, authorized	20,000	20,000
Preferred Stock, issued	20,000	20,000
Fixed Rate Cumulative Perpetual Preferred Stock, Series A
Preferred Stock, par value	$ 1,000	$ 1,000
Preferred Stock, authorized	15,540	15,540
Preferred Stock, issued	15,540	15,540
Fixed Rate Cumulative Perpetual Preferred Stock, Series B
Preferred Stock, par value	$ 1,000	$ 1,000
Preferred Stock, authorized	777	777
Preferred Stock, issued	777	777